Annual Total Returns - Fidelity Small Cap Stock K6 Fund [BarChart] - 04.30 Fidelity Small Cap Stock K6 Fund PRO-04 - Fidelity Small Cap Stock K6 Fund	Jun. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Fidelity Small Cap Stock K6 Fund
Bar Chart Table:
Annual Return 2018	(12.01%)
Annual Return 2019	29.83%
Annual Return 2020	14.68%